DERIVATIVE LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain on change in fair value of the derivative liability	$ 3,800	$ 300
Derivative Liability	$ 6,800	$ 1,800